(Columbia Acorn Select)

COLUMBIA ACORN TRUST
Columbia Acorn Select℠
(the "Fund")

Supplement dated January 24, 2012 to the Prospectuses dated May 1, 2011, as supplemented, and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011, as supplemented, are further supplemented as follows:

The Fund was previously registered as a non-diversified investment company. The Fund has changed its classification from non-diversified to diversified. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

The last bullet point under the heading Principal Risks is deleted in its entirety.
The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following: